Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	September 30, 2023	December 31, 2022

Vehicles and transportation equipment	$551,906	$593,097
Leasehold improvements	314,819	314,819
Office furniture and equipment	188,131	188,131
Manufacturing equipment	179,274	179,274
Warehouse equipment	81,164	81,164
QA equipment	33,032	22,142
Tooling and Molds	—	15,992
	$1,348,326	$1,394,619

Less: accumulated depreciation	(378,286)	(250,861)
Property and equipment, net	$970,040	$1,143,758

Property and equipment consist of the following:

	Years Ended December 31,
	2022	2021
Vehicles and transportation equipment	$593,097	$298,752
Leasehold improvements	314,819	59,316
Office furniture and equipment	188,131	105,003
Manufacturing equipment	179,274	—
Warehouse equipment	81,164	44,356
QA equipment	22,142	—
Tooling and Molds	15,992	15,992
	1,394,619	523,419

Less: accumulated depreciation	(250,861)	(96,190)
Property and equipment, net	$1,143,758	$427,229